Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives, Using the Straight-Line Method (Details)	Jun. 30, 2026
Buildings [Member]
Schedule of Estimated Useful Lives, Using the Straight-Line Method [Line Items]
Property, plant and equipment, useful life	22 years
Leasehold improvements [Member]
Schedule of Estimated Useful Lives, Using the Straight-Line Method [Line Items]
Property, plant and equipment, useful life	22 years
Machinery and equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives, Using the Straight-Line Method [Line Items]
Property, plant and equipment, useful life	4 years
Machinery and equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives, Using the Straight-Line Method [Line Items]
Property, plant and equipment, useful life	5 years
Motor vehicles [Member] | Minimum [Member]
Schedule of Estimated Useful Lives, Using the Straight-Line Method [Line Items]
Property, plant and equipment, useful life	3 years 3 months 18 days
Motor vehicles [Member] | Maximum [Member]
Schedule of Estimated Useful Lives, Using the Straight-Line Method [Line Items]
Property, plant and equipment, useful life	10 years
Furniture and fixtures [Member]
Schedule of Estimated Useful Lives, Using the Straight-Line Method [Line Items]
Property, plant and equipment, useful life	5 years